CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	26,666,667	26,666,667
Common stock, shares outstanding (in shares)	14,015,615	12,019,701